PHOENIX STRATEGIC ALLOCATION FUND, INC.

      Supplement dated October 29, 1999 to Prospectus dated May 1, 1999 and Statement of Additional Information dated May 1, 1999,as supplemented
                                  July 9, 1999

         Effective October 29, 1999, the name of Phoenix Strategic Allocation Fund, Inc. has been changed to PHOENIX-OAKHURST STRATEGIC ALLOCATION FUND, INC. All references to the fund's name throughout the prospectus and Statement of Additional Information are hereby changed to PHOENIX-OAKHURST STRATEGIC ALLOCATION FUND, INC.


           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.


PXP  453NC (10/99)
PXP  458NC (10/99)